Long-Term Debt and Line of Credit - Narrative (Details) - USD ($)			2 Months Ended	10 Months Ended
	Jul. 07, 2017	Apr. 03, 2013	Aug. 26, 2017	Jul. 06, 2017	Aug. 27, 2016
Debt Instrument [Line Items]
Principal payments of long-term debt			$ 0
Line of Credit
Debt Instrument [Line Items]
Outstanding debt			0		$ 0
Barclays Bank PLC and Other Parties | New Credit Facilities
Debt Instrument [Line Items]
Net leverage ratio (equal to or less than)	6.25
Net leverage ratio post reduction (equal to or less than)	6.00
Barclays Bank PLC and Other Parties | Term facility | New Credit Facilities
Debt Instrument [Line Items]
Borrowing capacity	$ 200,000,000
Maturity period	7 years
Amounts drawn	$ 200,000,000
Prepayment premium percent	1.00%
Outstanding debt			$ 200,000,000
Barclays Bank PLC and Other Parties | Term facility | New Credit Facilities | LIBOR
Debt Instrument [Line Items]
Interest rate floor	1.00%
Barclays Bank PLC and Other Parties | Revolving Credit Facility | New Credit Facilities
Debt Instrument [Line Items]
Borrowing capacity	$ 75,000,000
Maturity period	5 years
Amounts drawn	$ 0
Percent of commitments (in excess of)	30.00%
Credit Suisse Securities (USA) LLC | First Lien Credit Agreement
Debt Instrument [Line Items]
Number of days for payment		120 days
Principal payments of long-term debt				$ (53,600,000)
Credit Suisse Securities (USA) LLC | Term facility | First Lien Credit Agreement
Debt Instrument [Line Items]
Borrowing capacity		$ 255,000,000
Credit Suisse Securities (USA) LLC | Term facility | First Lien Credit Agreement | LIBOR
Debt Instrument [Line Items]
Interest rate floor		1.25%
Credit Suisse Securities (USA) LLC | Term facility | Second Lien Credit Agreement
Debt Instrument [Line Items]
Borrowing capacity		$ 100,000,000
Credit Suisse Securities (USA) LLC | Term facility | Second Lien Credit Agreement | LIBOR
Debt Instrument [Line Items]
Interest rate floor		1.25%
Credit Suisse Securities (USA) LLC | Revolving Credit Facility | First Lien Credit Agreement
Debt Instrument [Line Items]
Borrowing capacity		$ 20,000,000
Credit Suisse Securities (USA) LLC | Revolving Credit Facility | First Lien Credit Agreement | LIBOR
Debt Instrument [Line Items]
Interest rate floor		1.25%
Line of Credit | Barclays Bank PLC and Other Parties | New Credit Facilities | Base Rate
Debt Instrument [Line Items]
Basis spread on variable rate	0.50%
Line of Credit | Barclays Bank PLC and Other Parties | New Credit Facilities | Eurocurrency
Debt Instrument [Line Items]
Basis spread on variable rate	1.00%
Line of Credit | Barclays Bank PLC and Other Parties | Term facility | New Credit Facilities | Eurocurrency
Debt Instrument [Line Items]
Basis spread on variable rate	3.00%
Line of Credit | Barclays Bank PLC and Other Parties | Term facility | New Credit Facilities | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate	4.00%
Line of Credit | Barclays Bank PLC and Other Parties | Revolving Credit Facility | New Credit Facilities | Eurocurrency
Debt Instrument [Line Items]
Basis spread on variable rate	2.00%
Line of Credit | Barclays Bank PLC and Other Parties | Revolving Credit Facility | New Credit Facilities | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate	3.00%
Line of Credit | Credit Suisse Securities (USA) LLC | Term facility | First Lien Credit Agreement | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate		5.00%
Line of Credit | Credit Suisse Securities (USA) LLC | Term facility | Second Lien Credit Agreement | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate		8.50%
Line of Credit | Credit Suisse Securities (USA) LLC | Revolving Credit Facility | First Lien Credit Agreement | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate		5.00%